Land use right, net (Schedule Of Land Use Right) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Gross carrying amount	¥ 252,488		¥ 297,634
Less: accumulated amortization	(134,077)		(87,485)
Land use right, net	58,926	$ 8,487	¥ 146,437
Land use right [Member]
Gross carrying amount	1,916,309
Less: accumulated amortization	(43,915)
Land use right, net	¥ 1,872,394